INCOME TAXES - Reconciliation between the effective tax rate on income from continuing operations and the statutory rate (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Percentage
Federal income tax provision at statutory rates			21.00%		21.00%
State taxes, net					0.00%
Income tax provision	0.00%	0.00%	0.00%	0.00%	0.00%
New Dragonfly
Tax
Federal income tax provision at statutory rates					$ 1,249	$ 1,840
Permanent differences (other than tax)					188	87
State taxes, net					128	9
Deferred true-up					56	(2)
Research and development credits					0	(75)
Uncertain tax positions					(19)	19
Other					9	8
Total tax expense			$ (814)	$ 1,117	$ 1,611	$ 1,886
Percentage
Federal income tax provision at statutory rates					21.00%	21.00%
Permanent differences (other than tax)					3.16%	0.99%
State taxes, net					2.15%	0.10%
Deferred true-up					0.94%	(0.02%)
Research and development credits					0.00%	(0.86%)
Uncertain tax positions					(0.32%)	0.22%
Other					0.15%	0.11%
Income tax provision					27.08%	21.52%